INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Jun. 30, 2022
INVESTMENT IN JOINT VENTURE.
Investments in Joint Venture

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Opening balance	258	331	227
Dividend received during the year	(1,027)	(650)	(430)
Share of profit for the year	1,151	577	534
Ending balance	382	258	331

Summarized Financial Information of Joint Venture Accounted for Using Equity Method

Summarized financial information of equity accounted Joint Venture from the financial statements of Lake Ball LLC is as follows:

	For the Year Ended
	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)

Revenue	6,455	4,342	3,152
Profit after tax	1,792	1,215	1,124
Other comprehensive income	—	—	—
Total comprehensive income	1,792	1,215	1,124